Organization and Business Description - Schedule of Balance Sheet of the UFG Entities (Details) - Variable Interest Entity [Member] - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Schedule of Balance Sheet of the UFG Entities [Line Items]
Current assets	$ 15,584,071	$ 8,637,907
Non-current assets	5,950,096	4,765,561
Total assets	21,534,167	13,403,468
Current liabilities	7,815,353	7,730,323
Non-current liabilities	2,289,553	1,655,365
Total liabilities	$ 10,104,906	$ 9,385,688